THE SANTA BARBARA GROUP OF MUTUAL FUNDS

                      STARBUCK TISDALE GROWTH & INCOME FUND









                             REPORT TO SHAREHOLDERS
                              AS OF MARCH 31, 1997

STATEMENT OF NET ASSETS                 THE SANTA BARBARA GROUP OF MUTUAL FUNDS
MARCH 31, 1997

STARBUCK TISDALE GROWTH & INCOME FUND

                                                               Market
                                               Shares          Value
                                              --------        --------
COMMON STOCKS (90.0%)
BANKS  (6.8%)
         Citicorp                                50         $   5,413
         Norwest                                100             4,625
----------------------------------------------------------------------
                                                               10,038
----------------------------------------------------------------------
COMPUTERS & SERVICES  (8.3%)
         Adobe Systems*                         100             4,013
         Cisco Systems*                          60             2,887
         Verifone*                               75             2,456
         Zebra Tech*                            125             2,875
----------------------------------------------------------------------
                                                               12,231
----------------------------------------------------------------------
DRUGS  (17.1%)
         Abbott Labs                             75             4,209
         Agouron Pharmiceuticals*                75             5,297
         American Home Products*                 60             3,600
         Bristol-Myers Squibb                    80             4,720
         Merck                                   50             4,213
         North American Vaccine*                150             3,019
----------------------------------------------------------------------
                                                               25,058
----------------------------------------------------------------------
FOOD, BEVERAGE, & TOBACCO  (7.5%)
         H.J. Heinz*                            125             4,938
         Sara Lee                               150             6,075
----------------------------------------------------------------------
                                                               11,013
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS (3.0%)
         Clorox                                  40             4,485
----------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES  (7.7%)
         HBO & Company                           50             2,375
         Lydall*                                125             2,531
         Medapartners*                          200             4,250
         Mentor                                 100             2,162
----------------------------------------------------------------------
                                                               11,318
----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING  (7.4%)
         Illinois Tool Works                     50             4,081
         Minnesota Mining and Manufacturing      80             6,760
----------------------------------------------------------------------
                                                               10,841
----------------------------------------------------------------------
PETROLEUM REFINING (3.6%)
         Chevron                                 75             5,222
----------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST  (6.1%)
         Merry Land & Investment                200             4,100
         Security Capital Pacific               200             4,875
----------------------------------------------------------------------
                                                                8,975
----------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                  THE SANTA BARBARA GROUP OF MUTUAL FUNDS
MARCH 31, 1997

STARBUCK TISDALE GROWTH & INCOME FUND (CONTINUED)

                                                               Market
                                               Shares          Value
                                              --------        --------
Semi-Conductors  (3.0%)
         Linear Technology                      100         $   4,425
----------------------------------------------------------------------
Supplies  (8.2%)
         Avery Dennison                         200             7,700
         Valspar                                150             4,312
----------------------------------------------------------------------
                                                               12,012
----------------------------------------------------------------------
Telephones & Telecommunications  (11.3%)
         GTE                                    125             5,828
         Orckitt Communications*                200             2,100
         SBC Communications                     100             5,263
         Worldcom                               150             3,300
----------------------------------------------------------------------
                                                               16,491
----------------------------------------------------------------------
TOTAL COMMON STOCKS
         (COST $123,662)                                      132,109
----------------------------------------------------------------------
PREFERRED STOCK  (4.6%)
         Security Capital Industrial
             Trust (Cost $6,059)                250             6,750
----------------------------------------------------------------------
CONVERTIBLE BOND  (3.9%)
         Xilinx, Convertible to 19.608 shares,
         5.25%, 11/01/02 (Cost $4,988)        5,000             5,725
----------------------------------------------------------------------
CASH EQUIVALENT  (1.3%)
         United Missouri Bank AFM
            (Cost $1,924)                     1,924             1,924
----------------------------------------------------------------------
TOTAL INVESTMENTS  (99.8%)
         (COST $136,633)                                      146,508
----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET: (0.2%)                         339
----------------------------------------------------------------------
         NET ASSETS:
         Portfolio Shares of Y Class ($.001 par value - unlimited
         authorization) based on 13,401 outstanding shares    134,008
         Undistributed net investment income                    1,358
         Accumulated net realized gain on investments           1,584
         Net unrealized appreciation on investments             9,897
----------------------------------------------------------------------
               Total Net Assets: (100.0%)                  $  146,847
----------------------------------------------------------------------
         NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
           PER SHARE - Y CLASS                             $    10.96
----------------------------------------------------------------------

* Non-income producing security
AFM - Automated Funds Management

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                  THE SANTA BARBARA GROUP OF MUTUAL FUNDS
FOR THE PERIOD ENDED MARCH 31, 1997

                                                              STARBUCK TISDALE
                                                              GROWTH AND INCOME
                                                                  FUND (1)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income                                                 $    194
Dividend Income                                                    1,576
--------------------------------------------------------------------------------
         Total Investment Income                                   1,770
--------------------------------------------------------------------------------
EXPENSES:
         Custodian Fees                                               85
         Director Fees                                               156
         Registration Fees                                           131
         Misc. Fees                                                   40
--------------------------------------------------------------------------------
Total Expenses                                                       412
--------------------------------------------------------------------------------
Net Investment Income                                              1,358
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                   1,584
Net Unrealized Appreciation on Investments                         9,897
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments                   11,481
--------------------------------------------------------------------------------
Net Increase in Net Assets
     Resulting From Operations                                  $ 12,839
================================================================================

(1) The Starbuck Tisdale Growth and Income Fund was initially seeded on September 19, 1996 and has not yet commenced sales of its shares to the public.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS       THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For the Period Ended March 31, 1997

                                                                STARBUCK TISDALE
                                                               GROWTH AND INCOME
                                                                    FUND (1)
--------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                          $    1,358
   Net Realized Gain on Investments                                    1,584
   Net Unrealized Appreciation of Investments                          9,897
--------------------------------------------------------------------------------
            Total Increase in Net Assets                              12,839
--------------------------------------------------------------------------------
Net Assets:
    Beginning of Period (13,401 shares)                              134,008
--------------------------------------------------------------------------------
Net Assets:
    End of Period (13,401 shares)                                 $  146,847
--------------------------------------------------------------------------------
(1) The Starbuck Tisdale Growth and Income Fund has not yet commenced sales of its shares to the public. Shares outstanding as of March 31, 1997 represent shares issued in conjunction with the contribution of the seed capital on September 19, 1996.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                     THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For a Share Outstanding Throughout the Period


                          Income from
                     Investment Activities
            Net    ----------------------------                                               Ratio of
           Asset                Net Realized       Net                 Net         Ratio    Net Investment
           Value       Net     and Unrealized   Asset Value           Assets    of Expenses     Income
         Beginning  Investment     Gain on         End       Total     End       to Average   to Average
         of Period    Income     Investments    of Period    Return  of Period   Net Assets   Net Assets
----------------------------------------------------------------------------------------------------------
-------------------------------------
STARBUCK TISDALE GROWTH & INCOME FUND
-------------------------------------
Y CLASS
FOR THE PERIOD SEPTEMBER 19, 1996 THRU MARCH 31, 1997,:
1997     $10.00       0.101        0.859         $10.96     9.60% **  $146,847     0.54% *      1.79% *

                          Ratio of
            Ratio of    Net Investment
           of Expenses     Income
           to Average     to Average
           Net Assets     Net Assets
           (Excluding     (Excluding    Portfolio   Average
           Waivers and    Waivers and   Turnover   Commission
          Contributions) Contributions)   Rate      Rate (A)
--------------------------------------------------------------
-------------------------------------
STARBUCK TISDALE GROWTH & INCOME FUND
-------------------------------------
Y CLASS
FOR THE PERIOD SEPTEMBER 19, 1996 THRU MARCH 31, 1997,:
1997          0.54% *        1.79% *       79%      $0.0746


(A) AVERAGE COMMISSION RATE PAID PER SHARE FOR THE SECURITY PURCHASES AND SALES MADE DURING THE PERIOD.
 *  ANNUALIZED
**  RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
================================================================================
STARBUCK TISDALE GROWTH & INCOME FUND -- MARCH 31, 1997



1.  ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the "Company"), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with two funds: the Bender Growth Fund and the Starbuck Tisdale Growth and Income Fund (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements of The Starbuck Tisdale Growth and Income Fund (the "Fund") are included herein. The Bender Growth Fund is presented separately. The Company is registered to offer two classes of shares, Class Y and Class C. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION -- Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service at the last reported sale price for such security as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not available are valued at fair market value as determined in good faith by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities will be those of the specific securities sold. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

FEDERAL INCOME TAXES -- The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly no provision for Federal income taxes is required in the financial statements.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Company will be prorated to the Funds on the basis of relative net assets when the Starbuck Tisdale Growth and Income Fund commences sales of its shares to the public. Expenses, income and gains and losses are allocated daily among share classes of each Fund based on the relative proportion of net assets represented by each class.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The financial statements have been prepared in conformity with generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid at least annually. Any net realized capital gains on sales of securities are distributed annually.

================================================================================
STARBUCK TISDALE GROWTH & INCOME FUND -- MARCH 31, 1997


NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day by dividing the total value of the Funds assets, less liabilities, by the number of shares outstanding. Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent.

ORGANIZATIONAL COSTS -- Organizational costs approximating $57,108 have been deferred in the account of the Fund and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing it's organizational costs, the redemption proceeds payable to the holders thereof by the Fund will be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of shares outstanding at the time of such redemption) of the unamortized deferred organizational costs as of the date of such redemption.

3.  SERVICE AGREEMENTS

Pursuant to an investment advisory agreement, investment advisory services are provided to the Company by SBG Capital Management (the "Advisor"). The Advisor receives a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund.

Sub-Advisory services are provided to the Advisor for the Fund by Starbuck, Tisdale & Associates, Inc. (the "Sub-Advisor") pursuant to a sub-advisory agreement. Under terms of the agreement, the Sub-Advisor receives a monthly fee at an annual rate of 0.50% of the average daily net assets of the fund and is paid by the Advisor. The Advisor is responsible for the supervision of and payment of fees to the Sub-Advisor in connection with it's services.

Ascher/Decision Services, Inc. (an affiliate of the Advisor) serves as distributor to the Fund pursuant to a Service and Distribution Plan (the "Plan"). Under terms of the Plan, the Distributor is paid a distribution fee at an annual rate of 0.25% and 0.75% of the average daily net assets of the Class Y and C shares respectively. Class C shares are subject to a shareholder services fee, which is paid to the Distributor, at an annual rate of 0.25% of the average daily net assets of the Class C shares of the Fund.

SEI Fund Resources (the "Administrator") serves as administrator to the Fund pursuant to an administration agreement. Under terms of such agreement the Administrator is paid an annual fee equal to the greater of 0.15% of the first $50 million in average daily net assets, 0.125% for the next $50 million in average daily net assets and 0.10% for such daily net assets in excess of $100 million or a mininum of $60,000.

The Fund and United Missouri Bank (the "Custodian") are parties to a custodial agreement under which the custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Fund and National Financial Data Services (the "Transfer Agent") are parties to a servicing agreement, under which the Transfer Agent provides transfer agency and dividend disbursing services for the Fund.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period from September 19, 1996 to March 31, 1997, were $229,000 and $107,000, respectively.

NOTES TO FINANCIAL STATEMENTS  (concluded)
================================================================================
STARBUCK TISDALE GROWTH & INCOME FUND -- MARCH 31, 1997



As of March 31, 1997, net unrealized appreciation on investment securities for book and federal income tax purposes aggregated $10,000 of which $14,000 related to appreciated securities and $4,000 related to depreciated securities. There was no difference between book and tax realized gains on securities for the period from September 19, 1996 to March 31, 1997.
















THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE COMPANY. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE COMPANY, UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE COMPANY NOR SEI FINANCIAL SERVICES COMPANY IS A BANK AND COMPANY SHARES ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. SEI FINANCIAL SERVICES COMPANY AND UMB BANK ARE NOT AFFILIATED.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholders of the Starbuck Tisdale Growth and Income Fund:

We have audited the accompanying statement of net assets of the Starbuck Tisdale Growth and Income Fund (the Fund), as of March 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the period September 19, 1996 (inception) to March 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Starbuck Tisdale Growth and Income Fund at March 31, 1997, and the results of its operations, changes in net assets, and financial highlights for the period September 19, 1996 (inception) to March 31, 1997, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Los Angeles, California
May 22, 1997